INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2018
INCOME TAX
Schedule of provision for income taxes

	2016	2017	2018	2018
	RUB	RUB	RUB	$
Current tax expense —Russia	(4,908)	(5,640)	(8,220)	(118.3)
Current tax expense —Netherlands	—	(503)	(1,672)	(24.1)
Current tax expense—other	(280)	(296)	(573)	(8.3)
Total current tax expense	(5,188)	(6,439)	(10,465)	(150.7)
Deferred tax benefit – Russia	331	1,108	1,254	18.0
Deferred tax benefit – Netherlands	374	346	270	3.9
Deferred tax benefit—other	159	59	338	4.9
Total deferred tax benefit	864	1,513	1,862	26.8
Total income tax expense	(4,324)	(4,926)	(8,603)	(123.9)

Schedule of components of net income before income taxes

	2016	2017	2018	2018
	RUB	RUB	RUB	$
Income before income tax expense —Russia	15,683	18,269	35,397	509.5
(Loss)/income before income tax expense —Netherlands	(5,030)	(6,140)	17,665	254.3
Income before income tax expense —other	454	1,453	1,402	20.2
Total income before income tax expense	11,107	13,582	54,464	784.0

Schedule of statutory Dutch income tax rate reconciled to the Company's effective income tax rate

	2016	2017	2018	2018
	RUB	RUB	RUB	$
Expected expense at Dutch statutory income tax rate of 25%	2,776	3,396	13,616	196.0
Effect of:
Tax on inter-company dividends	449	872	802	11.5
Non-deductible share-based compensation	848	1,048	1,638	23.6
Other expenses not deductible for tax purposes	374	612	721	10.4
Accrual/(reversal) of unrecognized tax benefit	944	227	(102)	(1.5)
Effect of deconsolidation of Yandex.Market	—	—	(7,061)	(101.6)
Difference in foreign tax rates	(1,460)	(1,331)	(1,932)	(27.7)
Change in valuation allowance	145	332	850	12.2
Other	248	(230)	71	1.0
Income tax expense	4,324	4,926	8,603	123.9

Schedule of movements in the valuation allowance

	2016	2017	2018	2018
	RUB	RUB	RUB	$
Balance at the beginning of the period	(837)	(659)	(922)	(13.3)
Charges to expenses	(145)	(332)	(850)	(12.2)
Foreign currency translation adjustment	323	69	42	0.6
Balance at the end of the period	(659)	(922)	(1,730)	(24.9)

Schedule of reconciliation of the total amounts of unrecognized income tax benefits

	2016	2017	2018	2018
	RUB	RUB	RUB	$
Balance at the beginning of the period	37	580	290	4.2
Increases related to prior years tax positions	478	98	9	0.1
Decreases related to prior years tax positions	(9)	(13)	(111)	(1.6)
Increases related to current year tax positions	74	41	51	0.7
Settlements	—	(416)	—	—
Balance at the end of the period	580	290	239	3.4

Schedule of deferred tax assets and liabilities

	2017	2018	2018
	RUB	RUB	$
Assets/(liabilities) arising from tax effect of:
Deferred tax asset
Accrued expenses	1,638	2,696	38.8
Net operating loss carryforward	2,383	3,254	46.8
Intangible assets	337	399	5.7
Property and equipment	156	553	8.0
Other	51	28	0.5
Total deferred tax asset	4,565	6,930	99.8
Valuation allowance	(922)	(1,730)	(24.9)
Total deferred tax asset, net of valuation allowance	3,643	5,200	74.9
Deferred tax liability
Convertible debt discount	(138)	—	—
Property and equipment	(511)	(1,129)	(16.3)
Intangible assets	(311)	(1,684)	(24.2)
Unremitted earnings	(1,456)	(510)	(7.3)
Other	(15)	(210)	(3.1)
Total deferred tax liability	(2,431)	(3,533)	(50.9)
Net deferred tax asset/(liability)	1,212	1,667	24.0
Net deferred tax assets	2,171	3,239	46.6
Net deferred tax liabilities	(959)	(1,572)	(22.6)